RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS

The following transactions took place between the Company and its related parties during the year:

	For the Years Ended March 31,
	2023	2024	2025
	US$	US$	US$

Repayment of amount due to director	547,888	513,224	-
Directors’ CPF contribution	66,219	47,925	65,648
Directors’ Remuneration	3,658,223	1,547,698	1,863,168